Investment income and financing costs (Tables)	12 Months Ended
Mar. 31, 2018
Investment income and financing costs
Schedule of investment income and financing costs

	2018	2017	2016
	€m	€m	€m
Investment income:
Available-for-sale investments:
Dividends received	—	—	1
Loans and receivables at amortised cost	339	426	529
Fair value through the income statement (held for trading)	24	20	9
Other[1]	322	28	—
	685	474	539
Financing costs:
Items in hedge relationships:
Other loans	74	170	224
Interest rate and cross-currency interest rate swaps	(128)	(235)	(127)
Fair value hedging instrument	48	22	(140)
Fair value of hedged item	(36)	(16)	166
Other financial liabilities held at amortised cost:
Bank loans and overdrafts	317	419	284
Bonds and other loans[2]	885	1,243	926
Interest (credit)/charge on settlement of tax issues[3]	(11)	47	19
Fair value through the income statement (held for trading):
Derivatives – forward starting swaps and futures	(75)	(244)	121
Other[1,4]	—	—	573
	1,074	1,406	2,046
Net financing costs	389	932	1,507

Notes:

1	Primarily comprises foreign exchange rate differences reflected in the income statement in relation to certain sterling and US dollar balances.
2	Amounts for 2018 include net foreign exchange losses of €181 million (2017: €533 million; 2016: €299 million).
3	Amounts for 2018 include a decrease (2017: increase, 2016: increase) in provision for potential interest on tax issues.
4	Interest capitalised for the year ended 31 March 2018 was €nil (2017: €nil, 2016: €nil).